Description of the Plan (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, number of hours for temporary employees | h	500
Requisite service period, number of years for temporary employees	2 years
Pretax, maximum annual compensation to total compensation, percentage	50.00%
Participant contribution, automatic deferral rate	3.00%
Participant contribution, automatic deferral rate, annual increase	1.00%
Employer supplemental contributions, percentage	3.00%
Requisite service period	2 years
Supplemental contributions, requisite service period	3 years
Forfeitures available to reduce future employer contributions	$ 91,884	$ 10,497
Forfeitures used to reduce employer contributions	$ 773,251	$ 809,000
Transfer from common trust fund into short-term investment, required holding period	90 days
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	2.00%
General Loan
EBP, Description of Plan [Line Items]
Minimum borrowing, amount	$ 500
Maximum borrowing term	5 years
Primary Residence Loan
EBP, Description of Plan [Line Items]
Minimum borrowing, amount	$ 1,000
Maximum borrowing term	15 years
EBP, Employer Matching Contribution, Scenario One
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Participant compensation matched, percentage	4.00%
EBP, Employer Matching Contribution, Scenario Two
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Participant compensation matched, percentage	2.00%
Maximum
EBP, Description of Plan [Line Items]
Participant contribution, automatic deferral rate	6.00%